BUSINESS ACQUISITION AND RERVERSE RECAPITALIZATION - Shares issued (Details) - shares	Oct. 01, 2024	Dec. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Dec. 31, 2023
BUSINESS ACQUISITION AND RERVERSE RECAPITALIZATION
Ordinary shares outstanding	29,411,765	30,752,370	25,555,096	29,411,765	29,411,765
Conversion of original Baird Medical Investment Holdings Limited Shareholders ordinary shares	20,588,236
Total number of Series A convertible preferred shares as of closing of PIPE transactions		290,000	290,000
Series A Preferred Shares
BUSINESS ACQUISITION AND RERVERSE RECAPITALIZATION
Total number of Series A convertible preferred shares as of closing of PIPE transactions				290,000
ExcelFin Acquisition Corp.
BUSINESS ACQUISITION AND RERVERSE RECAPITALIZATION
Conversion of original Baird Medical Investment Holdings Limited Shareholders ordinary shares	20,588,236
Conversion of SPAC Sponsor ordinary shares	4,400,000
Conversion of working capital loan ordinary shares	278,406
Conversion of public shareholders ordinary shares	288,454
Total number of ordinary shares as of closing of the Reverse Recapitalization	25,555,096